Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents

4. Cash and cash equivalents

Cash and cash equivalents consist of the following:

	As of December 31, 2017	As of December 31, 2016
Cash	12	10
Banks	344,809	22,681
Time deposits	—	50,000
Money market funds	26,192	3,277

	$371,013	$75,968